Equity-Based Compensation - Summary of Information Related to Grants and Vests of PSUs and RSUs (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	3,885	4,665	3,475
Number of shares, Vested (in shares)	3,632	3,487	3,526
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	1,200	1,300	1,000
Number of shares, Vested (in shares)	2,400	2,700	3,000
Cash used to settle awards	$ 52	$ 51	$ 66
Performance Stock Units | Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	500	500	400
Number of shares, Vested (in shares)	1,100	1,200	1,000
Cash used to settle awards	$ 24	$ 24	$ 24
Performance Stock Units | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	700	800	600
Number of shares, Vested (in shares)	1,300	1,500	2,000
Cash used to settle awards	$ 28	$ 27	$ 42
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	3,100	4,000	2,800
Number of shares, Vested (in shares)	2,800	2,600	2,000
Cash used to settle awards	$ 61	$ 49	$ 50
Restricted Stock Units | Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	500	600	400
Number of shares, Vested (in shares)	500	600	400
Cash used to settle awards	$ 11	$ 10	$ 9
Restricted Stock Units | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	2,600	3,400	2,400
Number of shares, Vested (in shares)	2,300	2,000	1,600
Cash used to settle awards	$ 50	$ 39	$ 41